Related Party	3 Months Ended
Dec. 31, 2024
Disclosure of Related Party Explanatory [Abstract]
Related Party

20. RELATED PARTY

In the course of the Company’s ordinary business activities, the Company enters into related party transactions with its shareholders and key management personnel.

Parent and ultimate controlling party

The ultimate controlling party of the Company is L Catterton.

Transactions with key management personnel

Key management compensation

Key management personnel for the periods presented consisted of our Chief Executive Officer, Chief Financial Officer, Chief Communications Officer, Chief Legal Officer, Chief Product Officer, Chief Sales Officer, Chief Technical Operations Officer, President EMEA, President Americas and the board of directors.

Key management compensation is comprised of the following:

	Three months ended December 31,
	2024	2023
Short-term employee benefits	4,283	3,937
Long-term employee benefits	111	—
Post-employment benefits	239	278
Share-based compensation	121	2,952
Total	4,754	7,167

During the three months ended December 31, 2024 and 2023, director compensation amounted to €0.1 million. This includes the annual grant of restricted share units ("RSUs") to certain non-employee directors with a grant date value of €0.1 million. During the three months ended December 31, 2024 and 2023, the Company incurred €0.1 million in RSU related expenses.

Key management personnel transactions

The Company maintains a long-term business relationship related to the production of advertising content with a model agency, owned by a family member of our Chief Executive Officer. During the three months ended December 31, 2024, the Company incurred marketing expenses in the amount of €0.1 million. No marketing expenses were incurred during the three months ended December 31, 2023.

The Company leased administrative buildings from Ockenfels Group GmbH & Co. KG (“Ockenfels”), an entity managed by our Chief Executive Officer and controlled by AB-Beteiligungs GmbH and CB Beteiligungs GmbH & Co. KG, (collectively, the "Predecessor Shareholders") and made lease payments in the amount of €0.1 million during the three months ended December 31, 2024 and 2023. The lease liability amounted to €1.2 million and €1.3 million as of December 31, 2024 and September 30, 2024, respectively. The corresponding right-of-use assets amounted to €1.1 million and €1.2 million as of December 31, 2024 and September 30, 2024, respectively. Additionally, as of December 31, 2024 and September 30, 2024, the Company also had payables due to Ockenfels in the amount of €2.0 million and €1.8 million, respectively, relating to taxes from activities prior to the Transaction, which was received on behalf of the Predecessor Shareholders

As of December 31, 2024 and September 30, 2024, the Company had outstanding receivables of €9.8 million due from Ockenfels, predominantly relating to trade and value added taxes in connection with the Transaction in 2021 and to be reimbursed by Ockenfels in accordance with the agreements governing the Transaction.

Other related party transactions

Transactions with other related parties primarily consisted of consulting fees for management services provided by and expenses reimbursed to L Catterton Management Company LLC and related entities controlled by the shareholders of the Company. The Company incurred €0.1 million in consulting fees and cost reimbursement expenses during the three months ended December 31, 2024 and 2023. Additionally, the Company recognized sales of €0.1 million during the three months ended December 31, 2024 and 2023.

As of December 31, 2024, the Company has a lease liability of €0.1 million owed to CB Beteiligungs GmbH & Co. KG. As of September 30, 2024, the lease liability amounted to €0.2 million. The corresponding right-of-use asset amounted to €0.1 million and €0.2 million as of December 31, 2024 and September 30, 2024, respectively.

As described in Note 12 - Tax Receivable Agreement, in October 2023 the Company entered into the TRA with the pre-IPO shareholder MidCo. There were no payments made under the TRA during the three months ended December 31, 2024 and

2023. The outstanding balance of the TRA liability as of December 31, 2024 was €377.3 million and €359.9 million as of September 30, 2024.